UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00216

Nicholas Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2004

Date of reporting period: 09/30/2004

Item 1. Schedule of Investments.

	Nicholas Income Fund, Inc.
	Schedule of Investments (unaudited)
	September 30, 2004

Shares or Principal Amount		Value
Non-Convertible Bonds ( 90.43%)
Consumer Cyclicals - Services ( 2.14%)
1,535,000	KinderCare Learning Centers, Inc.
	9.50%, 02/15/09	$ 1,556,106
1,000,000	United Rentals (North America), Inc.
	7.75%, 11/15/13	937,500
		2,493,606
Consumer Discretionary - Auto & Components ( 3.77%)
1,000,000	Dura Operating Corp.
	9.00%, 05/01/09	890,000
1,000,000	Ford Motor Credit Company
	5.625%, 10/01/08	1,034,014
1,500,000	Goodyear Tire & Rubber Company (The)
	7.857%, 08/15/11	1,413,750
1,000,000	Tenneco Automotive Inc.
	11.625%, 10/15/09	1,055,000
		4,392,764
Consumer Discretionary - Consumer Durables & Apparel ( 0.66%)
750,000	Ames True Temper, Inc.
	144A restricted, 10.00%, 07/15/12	765,937

Consumer Discretionary - Hotels, Restaurants & Leisure ( 9.39%)
1,000,000	Bally Total Fitness Holding Corporation
	9.875%, 10/15/07	810,000
2,000,000	Caesars Entertainment, Inc.
	7.50%, 09/01/09	2,255,000
378,000	HMH Properties, Inc.
	7.875%, 08/01/08	388,867
2,000,000	MGM MIRAGE
	6.00%, 10/01/09	2,027,500
1,500,000	O'Charley's Inc.
	9.00%, 11/01/13	1,575,000
1,975,000	Poster Financial Group, Inc.
	8.75%, 12/01/11	2,056,469
500,000	Royal Caribbean Cruises Ltd.
	7.00%, 10/15/07	537,500
250,000	Speedway Motorsports, Inc.
	6.75%, 06/01/13	260,625
1,000,000	Station Casinos, Inc.
	6.00%, 04/01/12	1,025,000
		10,935,961
Consumer Discretionary - Media ( 4.86%)
2,000,000	EchoStar DBS Corporation
	5.75%, 10/01/08	2,010,000
500,000	IMAX Corporation
	9.625%, 12/01/10	498,750
1,000,000	PRIMEDIA Inc.
	7.625%, 04/01/08	987,500
1,500,000	Radio One, Inc.
	8.875%, 07/01/11	1,653,750
500,000	Reader's Digest Association, Inc. (The)
	144A restricted, 6.50%, 03/01/11	515,000
		5,665,000
Consumer Discretionary - Retail ( 1.33%)
1,500,000	Rent-A-Center, Inc.
	7.50%, 05/01/10	1,552,500

Consumer Staples - Food, Beverage & Tobacco ( 0.88%)
1,000,000	B&G Foods, Inc.
	9.625%, 08/01/07	1,021,000

Consumer Staples - Food & Staple Retail ( 5.86%)
1,000,000	Great Atlantic & Pacific Tea Company, Inc. (The)
	9.125%, 12/15/11	765,000
1,000,000	Great Atlantic & Pacific Tea Company, Inc. (The)
	7.75%, 04/15/07	870,000
3,000,000	Perkins Family Restaurants, L.P.
	10.125%, 12/15/07	3,052,500
1,000,000	Pilgrim's Pride Corporation
	9.625%, 09/15/11	1,120,000
1,000,000	Tembec Industries
	8.625%, 06/30/09	1,025,000
		6,832,500
Consumer Staples - Household & Personal Products ( 1.57%)
1,000,000	Rayovac Corporation
	8.50%, 10/01/13	1,085,000
750,000	Solo Cup Company
	8.50%, 02/15/14	738,750
		1,823,750
Energy ( 6.42%)
500,000	Benton Oil and Gas Company
	9.375%, 11/01/07	510,000
2,000,000	Denbury Resources Inc.
	7.50%, 04/01/13	2,120,000
1,000,000	Forest Oil Corporation
	7.75%, 05/01/14	1,087,500
450,000	Forest Oil Corporation
	8.00%, 06/15/08	497,250
2,500,000	Petrobras International Finance Company
	9.125%, 07/02/13	2,731,250
500,000	Stone Energy Corportation
	8.25%, 12/15/11	538,750
		7,484,750
Financials - Diversified ( 0.71%)
750,000	Dana Credit Corporation
	144A restricted, 8.375%, 08/15/07	826,875

Financials - Insurance ( 1.36%)
1,746,000	Fairfax Financial Holdings Limited
	7.75%, 04/26/12	1,580,130

Financials - Real Estate ( 1.32%)
1,000,000	Corrections Corporation of America
	7.50%, 05/01/11	1,056,250
206,000	FelCor Lodging Limited Partnership
	10.00%, 09/15/08	216,300
250,000	La Quinta Properties, Inc.
	144A restricted, 7.00%, 08/15 /12	263,438
		1,535,988
Health Care - Equipment ( 1.66%)
1,500,000	Fisher Scientific International Inc.
	8.125%, 05/01/12	1,672,500
250,000	Fisher Scientific International Inc.
	144A restricted, 6.75%, 08/15/14	262,500
		1,935,000
Health Care - Services ( 6.75%)
1,500,000	AmeriPath, Inc.
	10.50%, 04/01/13	1,530,000
500,000	Inverness Medical Innovations, Inc.
	144A restricted, 8.75%, 02/15/12	502,500
1,500,000	Psychiatric Solutions, Inc.
	10.625%, 06/15/13	1,695,000
3,000,000	Res-Care, Inc.
	10.625%, 11/15/08	3,240,000
1,000,000	Tenet Healthcare Corporation
	6.375%, 12/01/11	897,500
		7,865,000
Industrials - Capital Goods ( 7.21%)
2,000,000	BE Aerospace, Inc.
	8.00%, 03/01/08	1,975,000
1,000,000	DRS Technologies, Inc.
	6.875%, 11/01/13	1,040,000
500,000	L-3 Communications Corporation
	6.125%, 01/15/14	500,000
1,500,000	Manitowoc Company, Inc. (The)
	10.50%, 08/01/12	1,728,750
2,000,000	Sequa Corporation
	9.00%, 08/01/09	2,200,000
1,000,000	Vought Aircraft Industries, Inc.
	8.00%, 07/15/11	960,000
		8,403,750
Industrials - Commercial Services & Supplies ( 2.90%)
1,500,000	GEO Group, Inc. (The)
	8.25%, 07/15/13	1,546,875
750,000	Great Lakes Dredge & Dock Company
	7.75%, 12/15/13	648,750
1,250,000	Waste Services, Inc.
	144A restricted, 9.50%, 04/15/14	1,187,500
		3,383,125
Information Technology - Hardware & Equipment ( 5.62%)
1,000,000	Corning Incorporated
	5.90%, 03/15/14	977,427
500,000	Ericsson LM Telefon AB
	6.50%, 05/20/09	537,500
500,000	Flextronics International Ltd.
	6.50%, 05/15/13	511,250
2,000,000	Lucent Technologies Inc.
	7.25%, 07/15/06	2,120,000
2,250,000	Xerox Corporation
	7.125%, 06/15/10	2,401,875
		6,548,052
Information Technology - Software & Services ( 2.30%)
1,000,000	Iron Mountain Incorporated
	8.625%, 04/01/13	1,085,000
1,500,000	Unisys Corporation
	8.125%, 06/01/06	1,599,375
		2,684,375
Materials ( 9.85%)
2,000,000	Caraustar Industries, Inc.
	9.875%, 04/01/11	2,140,000
2,500,000	Lyondell Chemical Company
	9.50%, 12/15/08	2,728,125
1,000,000	OM Group, Inc.
	9.25%, 12/15/11	1,042,500
1,000,000	Owens-Illinois, Inc.
	8.10%, 05/15/07	1,050,000
1,750,000	Portola Packaging, Inc.
	8.25%, 02/01/12	1,373,750
2,100,000	Tekni-Plex, Inc.
	144A Restricted, 8.75%, 11/15/13	1,995,000
974,000	United States Steel LLC
	10.75%, 08/01/08	1,149,320
		11,478,695
Miscellaneous ( 3.19%)
3,459,302	Targeted Return Index Securities, Series HY-2004-1
	144A restricted, 8.21%, 08/01/15	3,720,341

Telecommunications - Services ( 2.35%)
1,250,000	Crown Castle International Corp.
	9.375%, 08/01/11	1,437,500
1,250,000	Nextel Communications, Inc.
	6.875%, 10/31/13	1,300,000
		2,737,500
Utilities ( 8.33%)
1,500,000	AES Corporation (The)
	144A restricted, 8.75%, 05/15/13	1,691,250
1,500,000	Calpine Corporation
	144A restricted, 8.50%, 07/15/10	1,147,500
1,000,000	Calpine Generating Company, LLC
	144A restricted, 7.75563%, 04/01/10	950,000
500,000	Nevada Power Company
	8.25%, 06/01/11	560,000
500,000	PSEG Energy Holdings L.L.C.
	7.75%, 04/16/07	533,750
3,000,000	Sonat Inc.
	7.625%, 07/15/11	2,955,000
1,785,000	TECO Energy, Inc.
	7.00%, 05/01/12	1,869,788
		9,707,288
	Total Non-Convertible Bonds (cost: $ 103,293,935)	105,373,887

Convertible Bond ( 1.69%)
Consumer Discretionary - Auto & Components ( 1.69%)
2,000,000	Standard Motor Products, Inc.
	6.75%, 07/15/09
	(cost: $1,566,120)	1,970,000

Common Stocks ( 2.32%)
Financials - Real Estate ( 2.32%)
26,000	Health Care Property Investors, Inc.	676,000
57,300	National Health Realty, Inc.	1,091,565
31,000	Universal Health Realty Income Trust	939,300
	(cost: $2,237,565)	2,706,865

Commercial Paper ( 1.72%)
2,000,000	Prudential Financial 10/01/04, 1.70%
	(cost: $2,000,000)	2,000,000

Variable Demand Note ( 1.58%)
1,846,037	U.S. Bank N.A.
	(cost: $1,846,037)	1,846,037

TOTAL SECURITY HOLDINGS ( 97.74%):		113,896,789

OTHER ASSETS LESS LIABILITIES ( 2.26%):		2,633,524

TOTAL NET ASSETS ( 100.00%):		$116,530,313

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter..

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Income Fund, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/29/2004